TRADE RECEIVABLES (Details Narrative) - CNY (¥)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade receivables, net		¥ 51,416,000
[custom:AllowanceOfDoubtfulAccountsOnTradeReceivables-0]	795,000,000	¥ 771,331,000
Reversal of trade receivables	33,365,000
Expected credit loss rate		16.00%
Five largest customers [member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate		47.00%
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Trade receivables, net	¥ 11,683,000